Derivatives (Fair Value of Commodity Derivatives) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Derivative [Line Items]
Gross Risk Management Assets	$ 1,196	$ 1,889
Gross Risk Management Liabilities	(146)	(920)
Net Risk Management Assets (Liabilities)	1,050	969
Gross Risk Management Assets	0	0
Gross Risk Management Liabilities	(471)	0
Net Risk Management Assets (Liabilities)	471	0
Risk Management Assets [Member] | Commodity derivatives [Member]
Derivative [Line Items]
Gross Risk Management Assets	1,196	1,889
Gross Risk Management Liabilities	(146)	(920)
Net Risk Management Assets (Liabilities)	1,050	969
Risk Management Assets - Long Term [Member] | Commodity derivatives [Member]
Derivative [Line Items]
Gross Risk Management Assets	0	0
Gross Risk Management Liabilities	0	0
Net Risk Management Assets (Liabilities)	0	0
Risk Management Liabilities [Member] | Commodity derivatives [Member]
Derivative [Line Items]
Gross Risk Management Assets	0	0
Gross Risk Management Liabilities	(349)	0
Net Risk Management Assets (Liabilities)	349	0
Risk Management Liabilities - Long Term [Member] | Commodity derivatives [Member]
Derivative [Line Items]
Gross Risk Management Assets	0	0
Gross Risk Management Liabilities	(122)	0
Net Risk Management Assets (Liabilities)	$ 122	$ 0